Share-Based Compensation - Summary of Activity of RSUs (Detail) - Restricted Stock Units (RSUs) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding, beginning of period	515,282	477,324
Number of Shares, Granted	487,718	331,227	231,185	573,625
Number of Shares, Vested		(204,827)
Number of Shares, Forfeited		(88,442)
Number of Shares Outstanding, end of period		515,282	477,324
Weighted Average Grant Date Fair Value Outstanding, beginning of period	$ 20.76	$ 23.04
Weighted Average Grant Date Fair Value, Granted	$ 28.64	18.68	$ 26.16	$ 20.51
Weighted Average Grant Date Fair Value, Vested		22.58
Weighted Average Grant Date Fair Value, Forfeited		21.06
Weighted Average Grant Date Fair Value Outstanding, end of period		$ 20.76	$ 23.04